Intangible Assets (Details) - Schedule of intangible assets and goodwill - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwills [Member]
Cost
Beginning Balance	₪ 3,066	₪ 3,066
Ending Balance	3,066	3,066
Amortization and impairment losses
Beginning Balance	788	129
Impairment losses	731	659
Ending Balance	1,518	788
Carrying amounts
Beginning Balance	2,278	2,937
Ending Balance	1,548	2,278
Computer software and licenses [Member]
Cost
Beginning Balance	2,214	2,006
Acquisitions or additions from independent development	234	220
Disposals		(12)
Ending Balance	2,448	2,214
Amortization and impairment losses
Beginning Balance	1,786	1,456
Amortization for the year	175	226
Impairment losses	102	104
Ending Balance	2,063	1,786
Carrying amounts
Beginning Balance	428	550
Ending Balance	385	428
Right of Use Asset [Member]
Cost
Beginning Balance	480	480
Ending Balance	480	480
Amortization and impairment losses
Beginning Balance	291	271
Amortization for the year	19	20
Impairment losses	20
Ending Balance	330	291
Carrying amounts
Beginning Balance	189	209
Ending Balance	150	189
Customer Related Intangible Asset [Member]
Cost
Beginning Balance	7,479	7,479
Ending Balance	7,479	7,479
Amortization and impairment losses
Beginning Balance	6,151	5,356
Amortization for the year	113	290
Impairment losses	120	505
Ending Balance	6,384	6,151
Carrying amounts
Beginning Balance	1,328	2,123
Ending Balance	1,095	1,328
Other intangible assets [member]
Cost
Beginning Balance	221	221
Ending Balance	221	221
Amortization and impairment losses
Beginning Balance	217	200
Amortization for the year	2	6
Impairment losses		11
Ending Balance	219	217
Carrying amounts
Beginning Balance	4	21
Ending Balance	2	4
Intangible Assets [member]
Cost
Beginning Balance	13,460	13,252
Acquisitions or additions from independent development	234	220
Disposals		(12)
Ending Balance	13,694	13,460
Amortization and impairment losses
Beginning Balance	9,233	7,412
Amortization for the year	309	542
Impairment losses	973	1,279
Ending Balance	10,514	9,233
Carrying amounts
Beginning Balance	4,227	5,840
Ending Balance	₪ 3,180	₪ 4,227